SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 13:	SHAREHOLDERS' EQUITY

a.	Ordinary shares

The ordinary shares of the Company entitle their holders to voting rights, the right to receive cash dividend and the right to a share in excess assets upon liquidation of the Company.

On August 2, 2018 the Company's Shareholders' approved a 3:1 “Reverse Share Split” of its Ordinary shares, which became effective on August 26, 2018. The accompanying consolidated financial statements and notes give retroactive effect to the reverse share split for all periods presented. All fractional shares created by the Reverse Share Split have been rounded down to the nearest whole share.

b.	Share Options, Restricted Share Units and Warrants

In 2003, the Company's Board of Directors approved the 2003 Equity Incentive Plan (the "Plan") for an initial term of ten years from adoption and on December 9, 2012, extended the term of the Plan for an additional ten years. On August 7, 2013, the Company’s Board of Directors approved amendments to the Plan which include the ability to grant RSUs and restricted shares.

The contractual term of the share options is generally no more than seven years and the vesting period of the options and RSUs granted under the Plan is between one and three years from the date of grant. The rights of the ordinary shares issued upon the exercise of share options or RSUs are identical to those of the other ordinary shares of the Company.

As of December 31, 2019, there were 289,657 ordinary shares reserved for future share-based awards under the Plan.

The following table summarizes the activities for the Company’s service-based share options for the year ended December 31, 2019:

		Weighted average
	Number of options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2019	3,744,807	$3.85	4.97	$27
Granted	1,674,703	3.94	-	-
Exercised	(392,271)	3.24	-	-
Cancelled	(936,112)	4.47	-	-
Outstanding at December 31, 2019	4,091,127	$3.79	4.70	$10,226

Exercisable at December 31, 2019	1,890,917	$3.76	3.87	$4,941

Vested and expected to vest at December 31, 2019	2,677,542	$4.07	3.81	$5,661

The weighted-average grant-date fair value of options granted during the years ended December 31, 2019, 2018 and 2017 was $1.75, $1.27 and $0.72, respectively.

The aggregate intrinsic value of the outstanding share options at December 31, 2019, represents the intrinsic value of 3,958,075 outstanding options that were in-the-money as of such date. The remaining 133,052 outstanding options were out-of-the-money as of December 31, 2019, and their intrinsic value was considered as zero. Total intrinsic value of options exercised during the year ended December 31, 2019 was $884.

The number of options expected to vest reflects an estimated forfeiture rate.

The following table summarizes the activities for the Company’s performance-based share options for the year ended December 31, 2019:

		Weighted average
	Number of Performance based options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2019	216,665	$4.35	4.12	$-
Cancelled	(149,999)	4.84	-	-

Outstanding at December 31, 2019	66,666	3.24	4.95	199

Exercisable at December 31, 2019	66,666	3.24	4.95	199

Vested and expected to vest at December 31, 2019	66,666	$3.24	4.95	$199

As of December 31, 2019 all performance-based options have been vested.

No performance-based options were granted during 2019, 2018 and 2017.

The aggregate intrinsic value of the outstanding performance-based options at December 31, 2019, represents the intrinsic value of all outstanding options since they were all in-the-money as of such date.

The following table summarizes additional information regarding outstanding and exercisable options under the Company's share Option Plan as of December 31, 2019:

	Outstanding			Exercisable
Range of exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price

$1.03 – 2.94	426,268	4.98	$2.78	92,076	3.56	$2.61
3.01 – 3.38	2,322,439	4.74	3.23	1,400,410	4.46	3.21
4.23 – 6.90	1,342,700	4.75	4.73	398,711	2.59	4.75
7.08 – 9.81	6,666	0.65	7.08	6,666	0.65	7.08
$10.01 –12.75	59,720	0.80	10.94	59,720	0.80	10.94

	4,157,793	4.70	$3.78	1,957,583	3.91	$3.75

The Company recognized share-based compensation expenses related to its share-based awards in the consolidated statements of operations as follows:

	Year ended December 31,
	2019	2018	2017

Cost of revenues	$164	$136	$36
Research and development	488	448	229
Selling and marketing	515	848	744
General and administrative	1,126	1,286	1,135

Total	$2,293	$2,718	$2,144

As of December 31, 2019, there was $3,216 of unrecognized compensation cost related to outstanding options. These amounts are expected to be recognized over a weighted-average period of 1.20 years related to outstanding options. To the extent the actual forfeiture rate is different from what has been estimated, share-based compensation related to these awards will differ from the initial expectations.

c.
In connection with the Undertone acquisition, the Company granted warrants to purchase 66,666 ordinary shares, at a weighted average exercise price of $9.09 per share, to a third-party vendor that provides development services to Undertone. The warrants are exercisable until December 27, 2020, and the weighted-average grant-date fair value was $1.23. The total expense incurred in 2019, 2018 and 2017 was $59, $61 and $61, respectively.

d.
In December 2017, the Company executed a repricing of 2,689,669 share options of the Company's employees, and directors. As part of the repricing, the options' exercise price was adjusted to $ $3.24 with a vesting period of (i) grants issued prior to January 1, 2015, shall vest over a twelve months period in quarterly installments whether or not currently vested or would have been vested by that time; (ii) grants issued after January 1, 2015 will be subject to the following vesting schedule: one third shall vest over twelve months in equal quarterly installments, and the remaining two-thirds shall vest over twenty four months in equal quarterly installments whether or not currently vested or would have been vested by that time. The expiration date of the adjusted options shall be seven years from the repricing date. The total incremental fair value of these options amounted to $1,471.